Income Taxes, Provision for Income Tax Expense (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Federal					$ (159)	$ 0
State					1	(37)
Foreign					78	0
Deferred [Abstract]
Federal					(3)	(2)
State					0	0
Total income tax expense/(benefit)	$ 41	$ 24	$ 137	$ (115)	$ (83)	$ (39)